Exhibit 99.5 Schedule 1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
173103	XXXXXX	TN	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  24 months payment history required with no lates, credit reports over 90 months with no lates

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has no history of late payments

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 years living at primary residence.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  679 mid-score per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post Close reserves  $30,122.09 =16.9  months PITIA, Required Reserves 3  months

173104	XXXXXX	GA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL1817	Final HUD-1 is incomplete or illegible	No	Provide complete hud-1. Bottom of page 1 is cut-off.	4-9-26 Client replied: Upload full legible copy of final HUD!	4-12-26 Clayton reviewed HUD and updated data. Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of720 is above the required 700

CFCFS5269: Minimal use of credit
- Clayton Comments:  Borrower has minimal use of credit with credit usage ratio of 25%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves: $173689.98 or 28.47 months of PITIA. 3 months required.

176550	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Application	Active	D	B	D	B	CRDAPP227	Application Not Signed by Co-Borrower	No	Missing applications for additional guarantors XXX and XXX as required per guidelines (sec 1.3.6.2).Lender provided a post close exception for to allow 2 other guarantors of LLC without credit report or 1003. Clayton deems non-material/non-fatal to lending decision due to compensating factors: 86.72 months cash reserves/0 required, 11 years residing at current residence, Credit score 790/700 minimum and 0% revolving credit usage.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 790 exceeds the minimum of 700

CFCFS1736: Significant time at current residence
- Clayton Comments:  11 yrs residing in current residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $155723.99, 86.72 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments:  0% revolving credit utilized

176550	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Application	Active	D	B	D	B	CRDAPP4625	The orig file does not contain a third party fraud report	No	Missing Fraud reports for additional guarantors XXX and XXX as required per guidelines (sec 1.3.6.2).Lender provided a post close exception for to allow 2 other guarantors of LLC without credit report or 1003. Clayton deems non-material/non-fatal to lending decision due to compensating factors: 86.72 months cash reserves/0 required, 11 years residing at current residence, Credit score 790/700 minimum and 0% revolving credit usage.	(No Data)	(No Data)	Not Applicable	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 790 exceeds the minimum of 700

CFCFS1736: Significant time at current residence
- Clayton Comments:  11 yrs residing in current residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $155723.99, 86.72 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments:  0% revolving credit utilized

176550	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Active	D	B	D	B	CRDCRMH183	Credit report incomplete	No	Missing Credit reports for additional guarantors XXX and XXX as required per guidelines (sec 1.3.6.2).Lender provided a post close exception for to allow 2 other guarantors of LLC without credit report or 1003. Clayton deems non-material/non-fatal to lending decision due to compensating factors: 86.72 months cash reserves/0 required, 11 years residing at current residence, Credit score 790/700 minimum and 0% revolving credit usage.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 790 exceeds the minimum of 700

CFCFS1736: Significant time at current residence
- Clayton Comments:  11 yrs residing in current residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $155723.99, 86.72 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments:  0% revolving credit utilized

174330	XXXXXX	TN	(No Data)	ATR/QM: Exempt	C	B	A	A	C	B	N/A	N/A	C	B	A	A	C	B	N/A	N/A	Property Valuations	Property	Active	C	B	C	B	PRVAPROP177	Property Issues Indicated	No	Condo project does not meet warrantability requirements: 1)maximum 35% commercial usage; appraisal indicates 40% commercial usage. 2) single ownership maximum 20%, appraisal indicates single owner 33%; 3)Financial statements do not support an ability to fund minimum annual reserves of 10% and no reserves study was provided.	4-27-26 Client responded: upload the condo approval	4-27-26 Clayton reviewed which were in the original file. Condo project does not meet warrantability requirements as previously stated, however meets non-warrantable. Lender reported as a warrantable condo. Clayton deems non-material/non-fatal to lending decision as project meets non-warrantable and compensating factors:135.62 months cash reserves/3 required, 7 year mortgage history/1 required and credit score 662/660 minimum. Non-material exception remains.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  135.62 months of reserves are above the required 3.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  662 FICO score is above the 660 min.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  7 years of mortgage history is above the required 1.

174331	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	B	B	B	B	N/A	N/A	B	B	B	B	B	B	N/A	N/A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER111	Ownership seasoning does not meet minimum per guidelines	No	Ownership seasoning of less than 6 months on a cash out refinance require that there are no credit exceptions on the loan (sec 1.4.1.3). Subject loan has a credit exception for DSCR less than 1.15 - Subject is 1.0324.	(No Data)	5-7-26 Waived and acknowledged by client.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in their current primary for over 8 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $105,459.36 or 33.05 months PITI reserve exceeds required reserves of ($3,099.68 x 9 = $27,897.12).

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 722 exceeds guideline requirement of 700.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  With a mortgage payment history that includes no late payments in 81 months. Mortgage payment history exceeds guidelines of 12.

174331	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	B	B	B	B	N/A	N/A	B	B	B	B	B	B	N/A	N/A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER4631	Loan parameters do not meet guidelines	No	Loan does not meet the DSCR requirement of 1.15 on cash out refinance of a property owned less than 6 months (sec 1.4.1.3).Property purchased XXX with DSCR of 1.0324 based on lease of $3,200.Clayton deems non-material/non-fatal to the lending decision due to compensating factors: 33.05 months cash reserves/9 required, Credit score of 722/700 minimum, Mortgage history of 81 months/12 required and 8 years at current residence.	5-6-26 Client emailed post close exception.	5-7-26 Clayton reviewed post close exception. Non-material exception remains. 5-7-26 Waived and acknowledged by client.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in their current primary for over 8 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $105,459.36 or 33.05 months PITI reserve exceeds required reserves of ($3,099.68 x 9 = $27,897.12).

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 722 exceeds guideline requirement of 700.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  With a mortgage payment history that includes no late payments in 81 months. Mortgage payment history exceeds guidelines of 12.

174331	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	B	B	B	B	N/A	N/A	B	B	B	B	B	B	N/A	N/A	Property Valuations	Appraisal	Waived	B	B	B	B	PRVAAPPR4789	Appraisal Deficiency	No	Transferred appraisals are not allowed on cash out refinance with less than 6 months ownership (Per NONI matrix). Clayton deems non-material/non-fatal to the lending decision as CDA in file supports value and compensating factors: 33.05 months cash reserves/9 required, Credit score of 722/700 minimum, Mortgage history of 81 months/12 required and 8 years at current residence.	5-6-26 Client uploaded post close exception.	5-7-26 Clayton reviewed post close exception. Non-material exception remains.5-7-26 Waived and acknowledged by client.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has resided in their current primary for over 8 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $105,459.36 or 33.05 months PITI reserve exceeds required reserves of ($3,099.68 x 9 = $27,897.12).

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 722 exceeds guideline requirement of 700.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  With a mortgage payment history that includes no late payments in 81 months. Mortgage payment history exceeds guidelines of 12.

167276	XXXXXX	TX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close reserves are $533,818.28, or 62.64 months. 6 months required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 50% is below guideline maximum of 75%.

CFCFS2860: Good credit history
- Clayton Comments:  Per credit reference from XXX XXXX borrower has been in good standing since XX/XX/XXXX

167270	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL2864	Copy of Mortgage/Deed in file is incomplete	No	Please provide signed prepayment penalty rider to the mortgage deed of trust and ALL Pages of Mortgage	1.19.2026-Client's response: January 12th 2026, 12:31:36 pmplease find the executed docs1.19.2026-Clayton's response: Received the Note, Mortgage and Riders; exception is satisfied.	1.19.2026-Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  5+ Years at current Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  26 Months Reserves

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Max LTV is 70% and current LTV is 60%

167270	XXXXXX	TX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL988	Loan File is Missing or Contains Insufficient Documentation for Basic Review	No	Utility Bill to evidence Residency is not translated.	1.20.2026-Client's response: January 20th 2026, 10:33:51 XXXX is a XXX so no evidence of residency is required, please clear.1.20.2026-Clayton's response: Borrower's address was verified on the Credit Reference Letter, exception is satisfied.	1.20.2026-Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  5+ Years at current Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  26 Months Reserves

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Max LTV is 70% and current LTV is 60%

167291	XXXXXX	GA	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Assets	Satisfied	C	A	C	A	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Provide the Credit Reference letter from an internationally financial institution. Documents must be notarized and translated.	1.5.26 VOM was used for tradeline. 1.6.26 exception satisfied	1.6.26 exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  123.22 months of reserves in file.

CFCFS1736: Significant time at current residence
- Clayton Comments:  2 years living at primary residence.

167291	XXXXXX	GA	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide validation of the borrower's primary residence in XXX.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  123.22 months of reserves in file.

CFCFS1736: Significant time at current residence
- Clayton Comments:  2 years living at primary residence.

167291	XXXXXX	GA	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Satisfied	C	A	C	A	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	No	Borrowers middle credit score is 552. Guidelines require minimum score of 620.	(No Data)	1.6.26 The borrower is a XXX. The credit report in the loan docs does not show a valid SSN and items are shown are for persons with similar name. Minimum credit used per guidelines is 680.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  123.22 months of reserves in file.

CFCFS1736: Significant time at current residence
- Clayton Comments:  2 years living at primary residence.

174727	XXXXXX	AZ	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  38+ Months reporting

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  72 Months Reserves

CFCFS1736: Significant time at current residence
- Clayton Comments:  20+ Years at Current Reisdence (Subject Property)

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	C	A	C	A	CMPATRQM2900	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a riskier status than the Lender's status determination.	No	Client declared QM Safe APOR, Clayton status is QMRebuttable APOR due to Benchmark Date 4/21/26, loan has a test APR 8.08%, theBenchmark Rate was 6.300%; Variance 1.78%; max allowed is 1.5000%.	5.22.26 Client response; We accept the determination on this and please clear the exception.5.26.26 Clayton memo; exception satisfied; However, a level 2 exception will remain on file as Lender changed their status determination based upon Claytons review.	5.26.26 Clayton memo; exception satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC3280	One or more Applications in file are incomplete	No	Borrower 2 is a non-occupant co-borrower, evidence borrower 2 is an immediate family member not found in the file.	5.22.26 please find LOX showing relationship5.25.26 exception satisfied	5.25.26 exception satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Compliance	Right of Rescission	Active	B	B	B	B	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	No	Regulation Z designates the H9 rescission form as the form designed for same lender refinance transactions; for this loan the lender is using the H8 form. Regulation Z has language allowing the use of a substantially similar notice. Claytons view has been that an H8 protects the lender and assigner to at least the same extent as an H9, but Clayton recognized that one could think that the mere existence of the H9 takes away the substantially similar notice argument. The majority of U.S. Circuit Courts that have opined on the issue have upheld the use of an H8 in a same-lender refinance; therefore, Clayton grades the use of an H8 form in a same-lender refinance as a level 2/B- Non Material exception in those Circuits that have not decided on this issue.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Compliance	Right of Rescission	Satisfied	C	B	C	B	CMPROR2330	ROR - Disbursement date is before end of statutory rescission period	No	Disbursement date of XXX is prior to the end of rescission date of XXX	5.26.26-Client provided a FSS on a TRID loan, Provide PCCD for Trid testing5.27.26-Client provided PCCD, Satisfied.	5.27.26- Satisfied.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Credit	Ability to Repay/Qualified Mortgage	Active	B	B	B	B	CRDATRQM5170	TILA - ATR/QM: Lender changed their status determination based upon Clayton's review	No	Client agreed to QM rebuttable APOR status based upon Clayton review.	(No Data)	(No Data)	Not Applicable	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Credit	Credit/Mtg History	Satisfied	B	A	B	A	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	The file does not contain evidence of a 12 month housing payment history for both borrowers.	6.17.2026 Client responded - please find the VOR6.17.2026 Client provided VOR and 6 months cancelled checks. Exception satisfied	6.12.2026 Exception satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174717	XXXXXX	CA	QM: Safe Harbor (APOR)	QM: Rebuttable Presumption (APOR)	D	B	B	B	A	A	D	B	D	B	B	B	A	A	D	B	Credit	DTI	Active	B	B	B	B	CRDDTI105	Debt Ratio Exception 5% or Less	No	Borrower 2 is a non-occupant co-borrower, guidelines state maximum combined DTI is 43%, DTI is 46.21%.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in current profession for 7 years

CFCFS2860: Good credit history
- Clayton Comments:  Borrower(s) have 0/30 for 72 months

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  689 mid score is > minimum required score of 660

174728	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	No	Zero Tolerance fail for $25.00. Appraisal fee increased from LE $950.00 to final CD $975.00. No documentation provided disclosing increase in fee. Please provide either documentation or Letter of explanation, corrected Closing Disclosure, refund, proof of delivery within 60 days of consummation.	5.26.26-Client provided COC for appraisal fee increase citing "Consumer Request" & appraisal fee increased due to "Rush" fee on invoice. Provide supporting documentation reflecting the borrowers request VIA- documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc. to include the date of the borrowers change request.5.28.26-Client provided a email from broker dated 5/27 stating "He (borrower) wanted to get it closed ASAP. He kept saying it so we got a rush" Provide the dated, written borrower request for the RUSH fee.6.4.26-Client provided Fed-ex label, LOE, check and PCCD. Final CD 4/29/26 reflects total lender credit of $XXXX with no cure designated (see bottom of page 2). PCCD XX/XX/XXXX reflects the Same lender credit amount. Provide correct PCCD sent to borrower reflecting total lender credit of $XXXX. with $25.00 being designated "closing cost above legal limit"6.4.26.Client provided Correct PCCD issued XX/XX/XXXX, Satisfied.	6.4.26. Satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves in the amount of $276,522.44. 90 months in reserves.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  19.24% DTI is below 50.00% the maximum allowed per lender guidelines

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  680 credit score exceeds 660 the minimum required per lender guidelines

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has 24 years,3 months in the same profession

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has owned their subject property as their primary residence for 10 years

174728	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	Credit	LTV/CLTV	Active	B	B	B	B	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	No	Max loan to value with a credit score of 683 is 75%. LTV is 80%. Clayton deems this non-material. Compensating factors 90 months in reserves, 24 years at current employment, DTI 19.24%.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves in the amount of $276,522.44. 90 months in reserves.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  19.24% DTI is below 50.00% the maximum allowed per lender guidelines

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  680 credit score exceeds 660 the minimum required per lender guidelines

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has 24 years,3 months in the same profession

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has owned their subject property as their primary residence for 10 years